Note L - Segment Information (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note L - Segment Information (Details) [Line Items]
Number of Reportable Segments	1
Entity-Wide Revenue, Major Customer, Percentage	10.00%
North American [Member]
Note L - Segment Information (Details) [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	93.00%	54.00%
Non-North American [Member]
Note L - Segment Information (Details) [Line Items]
Entity-Wide Revenue, Major Customer, Percentage		46.00%
Africa [Member]
Note L - Segment Information (Details) [Line Items]
Entity-Wide Revenue, Major Customer, Percentage		43.00%